Principal Maturities of Notes Payable and Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Notes payable and other borrowings [Line Items]
First year	$ 4,028
Second year	4,548
Third year	13,754
Fourth year	6,634
Fifth year	3,865
Thereafter	3,688
Notes payable and other borrowings	$ 36,517